VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS	6 Months Ended
Jun. 30, 2024
Equity Method Investments and Joint Ventures [Abstract]
VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS	VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS
Through its investment activities, the Company regularly invests in various entities including limited partnerships (“LPs”) and limited liability companies (“LLCs”) and frequently participates in the design with their sponsors, but in most cases, its involvement is limited to financing. Some of these entities have been determined to be variable interest entities (“VIEs”). In certain instances, in addition to an economic interest in the entity, the Company holds the power to direct the most significant activities of the entity and is deemed the primary beneficiary. The Company consolidates all VIEs in which it is the primary beneficiary. The assets of consolidated VIEs are restricted and must first be used to settle their liabilities. Creditors or beneficial interest holders of these VIEs have no recourse to the general credit of the Company, as its obligation is limited to the amount of its committed investment. The Company has not provided financial or other support to these consolidated VIEs in the form of liquidity arrangements, guarantees or other commitments to third parties that may affect the fair value or risk of its variable interest in these VIEs as of June 30, 2024 and December 31, 2023.
In addition to investment activities, certain of the Company’s subsidiaries are deemed VIEs. The Company is the primary beneficiary and consolidates these entities in the same manner as other entities in which the Company has a controlling financial interest by holding a majority voting interest.
(a)Consolidated Variable Interest Entities
The assets and liabilities relating to the consolidated VIEs from the Company’s investment activities included in the financial statements are as follows:

AS OF US$ MILLIONS	June 30, 2024	December 31, 2023
Available-for-sale fixed maturity securities, at fair value	$104	$153
Equity securities, at fair value	115	54
Mortgage loans on real estate, at amortized cost	91	82
Private loans, at amortized cost	706	727
Investment real estate	1,628	172
Real estate partnerships	3,866	2,477
Investment funds	805	375
Other invested assets	313	30
Cash and cash equivalents	258	85
Other assets	104	83
Total assets of consolidated VIEs	$7,990	$4,238
Notes payable	175	174
Other liabilities	117	30
Total liabilities of consolidated VIEs	$292	$204
(b)Unconsolidated Variable Interest Entities
For certain of the Company’s investments in various entities that are determined to be VIEs, the Company is not the primary beneficiary as it does not take an active role in the management of these investments. Such investments are reported in certain investment line items on the statements of financial position, including “Available-for-sale fixed maturity securities, at fair value”, “Equity securities, at fair value”, “Mortgage loans on real estate, at amortized cost”, “Investment funds”, “Short-term investments” and “Other invested assets”. In some instances, a consolidated VIE involves one or more underlying entities for which the Company is not the primary beneficiary because it does not have the power to direct the most significant activities of these entities. These unconsolidated VIEs that are part of consolidated VIEs are reported primarily in “Real estate partnership” on the statements of financial position. Creditors or beneficial interest holders of the unconsolidated VIEs have no recourse to the general credit of the Company, as its obligation is limited to the amount of its committed investment. The Company has not provided financial or other support to these unconsolidated VIEs in the form of liquidity arrangements, guarantees or other commitments to third-parties that may affect the fair value or risk of its variable interest in these VIEs as of June 30, 2024 and December 31, 2023.
The carrying amount and maximum exposure to loss relating to these unconsolidated VIEs are as follows:

AS OF US$ MILLIONS	June 30, 2024		December 31, 2023
	Carrying Amount	Maximum Exposure to Loss	Carrying Amount	Maximum Exposure to Loss
Available-for-sale fixed maturity securities, at fair value	$2,100	$2,100	$—	$—
Equity securities, at fair value	218	218	239	239
Mortgage loans on real estate, at amortized cost	673	746	630	630
Real estate partnerships	3,733	3,736	2,478	2,478
Investment funds	285	366	—	—
Short-term investments	57	57	—	—
Other invested assets	157	157	—	—
Total	$7,223	$7,380	$3,347	$3,347
(c)Equity Method Investments
The Company’s investments in investment funds, real estate partnerships and other partnerships of which substantially all are LPs or LLCs are accounted for using the equity method of accounting. As of June 30, 2024 and December 31, 2023, the Company’s equity method investments are $7.4 billion and $7.2 billion, respectively.
As described in Note 2 of the Company’s December 31, 2023 audited consolidated financial statements, the Company generally recognizes its share of earnings in its equity method investments within “Net investment income” using a three-month lag in instances where the investee’s financial information is not sufficiently timely or when the investee’s reporting period differs from the Company’s reporting period.